Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 12, 2025